Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components of Income Tax (Benefit) Expense

The components of the Company’s income tax (benefit) expense are as follows:

years ended December 31 (add 000)	2017	2016	2015
Federal income taxes:
Current	$129,236	$97,975	$20,627
Deferred	(239,304)	68,899	85,295
Total federal income tax (benefit) expense	(110,068)	166,874	105,922
State income taxes:
Current	14,843	15,189	18,153
Deferred	(882)	(1,149)	930
Total state income taxes	13,961	14,040	19,083
Foreign income taxes:
Current	1,175	1,064	99
Deferred	475	(394)	(241)
Total foreign income taxes	1,650	670	(142)
Income tax (benefit) expense	$(94,457)	$181,584	$124,863

Summary of Effective Income Tax Rate

The Company’s effective income tax rate varied from the statutory United States income tax rate because of the following tax differences:

years ended December 31	2017	2016	2015
Statutory tax rate	35.0%	35.0%	35.0%
(Reduction) increase resulting from:
Provisional remeasurement of deferred taxes due to 2017 Tax Act	(41.7)	—	—
Effect of statutory depletion	(5.6)	(5.4)	(7.8)
State income taxes, net of federal tax benefit	1.5	1.5	3.0
Domestic production deduction	(2.2)	(2.0)	(0.1)
Stock based compensation	(1.0)	(0.1)	(0.3)
Other items	(1.3)	0.9	0.4
Effective income tax rate	(15.3%)	29.9%	30.2%

Components of Deferred Tax Assets and Liabilities

The principal components of the Company’s deferred tax assets and liabilities are as follows:

December 31	Deferred Assets (Liabilities)
(add 000)	2017	2016
Deferred tax assets related to:
Employee benefits	$16,059	$61,462
Inventories	56,242	71,490
Valuation and other reserves	22,989	38,206
Net operating loss carryforwards	11,780	10,507
Accumulated other comprehensive loss	80,116	82,793
AMT credit carryforward	-	2,771
Gross deferred tax assets	187,186	267,229
Valuation allowance on deferred tax assets	(10,349)	(8,521)
Total net deferred tax assets	176,837	258,708
Deferred tax liabilities related to:
Property, plant and equipment	(407,400)	(635,576)
Goodwill and other intangibles	(168,506)	(268,999)
Other items, net	(11,654)	(17,152)
Total deferred tax liabilities	(587,560)	(921,727)
Deferred income taxes, net	$(410,723)	$(663,019)

Schedule of Unrecognized Tax Benefits Excluding Interest Correlative Effects

The following table summarizes the Company’s unrecognized tax benefits, excluding interest and correlative effects:

years ended December 31 (add 000)	2017	2016	2015
Unrecognized tax benefits at beginning of year	$21,807	$18,727	$21,107
Gross increases – tax positions in prior years	1,396	2,401	3,079
Gross decreases – tax positions in prior years	(672)	(1,924)	(3,512)
Gross increases – tax positions in current year	4,961	4,650	4,978
Gross decreases – tax positions in current year	(946)	(2,047)	(594)
Lapse of statute of limitations	(4,179)	-	(6,331)
Unrecognized tax benefits at end of year	$22,367	$21,807	$18,727